Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Convenience translation rate	$ 7.7799	$ 1
Cash and cash equivalents	84,850,995		$ 35,885,666			$ 10,906,438
Provision for doubtful accounts (in Dollars)
Prepayments allowance (in Dollars)
Deferred initial public offering cost			2,075,897		$ 3,176,871
Deferred IPO costs (in Dollars)			5,252,768
Impairment of long-lived assets (in Dollars)
Contract liabilities	$ 501,804		$ 1,008,415		$ 1,705,854	$ 64,500	$ 128,856
Employer contributions, percentage	5.00%	5.00%
Tax benefit rate	50.00%	50.00%
Dilutive shares (in Dollars per share) | $ / shares
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms	30 days	30 days
Employee monthly income (in Dollars)	$ 7,000
Increase employee monthly income (in Dollars)	$ 1,500
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms	120 days	120 days
Employee monthly income (in Dollars)	$ 30,000
Employer contributions, value (in Dollars)	$ 30,000
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	50.90%	50.90%	72.10%	72.10%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	64.00%	64.00%			91.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	49.10%	49.10%	27.90%	27.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	29.50%	29.50%	74.10%	74.10%
Customer Concentration Risk [Member] | Manufacturer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	82.60%	82.60%	97.10%	97.10%
Customer Concentration Risk [Member] | Manufacturer One [Member] | Purchase [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	88.20%	88.20%	88.50%	88.50%	83.10%
Customer Concentration Risk [Member] | Manufacturer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	14.40%	14.40%
Customer Concentration Risk [Member] | Manufacturer Two [Member] | Purchase [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage					10.40%